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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond                       Dallas, Texas       November 9, 2010
-------------------------------------   --------------------   -----------------
(Signature)                                 City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       35
Form 13F Information Table Value Total: $537,944 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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             COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Chesapeake Energy Corporation            COM       165167107  4,530,000   200,000 SH  PUT  SOLE                  200,000
Chesapeake Midstream Partners           UNIT       16524K108  1,232,000    49,000 SH       SOLE                   49,000
Copano Energy LLC                     COM UNITS    217202100 79,174,000 2,894,000 SH       SOLE                2,894,000
CREDO Pete Corp                     COM PAR $0.10  225439207 15,139,000 1,837,000 SH       SOLE                1,837,000
Crosstex Energy                          COM       22765Y104  1,429,000   181,000 SH       SOLE                  181,000
Crosstex Energy LP                       COM       22765U102 13,156,000 1,037,000 SH       SOLE                1,037,000
Eagle Rock Energy Partners LP           UNIT       26985R104 26,247,000 4,303,000 SH       SOLE                4,303,000
Eagle Rock Energy Partners Equity
   Warrants                       W EXP 05/15/2012 26985R120  1,422,000 1,354,000 SH       SOLE                1,354,000
El Paso Pipeline Partners LP        COM UNIT LPI   283702108  5,641,000   176,000 SH       SOLE                  176,000
Energy Transfer Partners LP        UNIT LTD PARTN  29273R109  1,859,000    39,000 SH       SOLE                   39,000
Enterprise Products Partners, LP         COM       293792107  2,908,000    73,000 SH       SOLE                   73,000
EOG Resources Inc                        COM       26875P101  4,649,000    50,000 SH       SOLE                   50,000
Genesis Energy LP                  UNIT LTD PARTN  371927104 26,027,000 1,107,000 SH       SOLE                1,107,000
Gulfport Energy Corp Com Stock         COM NEW     402635304    409,000    30,000 SH       SOLE                   30,000
Kinder Morgan Energy Partners, LP  UT LTD PARTNER  494550106  1,699,000    25,000 SH       SOLE                   25,000
Legacy Reserves LP                   UNIT LP INT   524707304 20,661,000   838,000 SH       SOLE                  838,000
Linn Energy LLC                     UNIT LTD LIAB  536020100 79,192,000 2,478,000 SH       SOLE                2,478,000
Magellan Midstream Partners, LP    COM UNIT RP LP  559080106    218,000     4,000 SH       SOLE                    4,000
MV Oil Trust                          TR UNITS     553859109    420,000    14,000 SH       SOLE                   14,000
Newfield Expl Co Com Stk                 COM       651290108  3,067,000    53,000 SH       SOLE                   53,000
Noble Energy Inc                         COM       655044105  3,755,000    50,000 SH       SOLE                   50,000
NuStar Energy, LP                     UNIT COM     67058H102  3,161,000    51,000 SH       SOLE                   51,000
Nustar GP Holdings LLC                UNIT COM     67059L102  1,014,000    30,000 SH       SOLE                   30,000
ONEOK Partners LP                  UNIT LTD PARTN  68268N103  1,888,000    25,000 SH       SOLE                   25,000
PAA Natural Gas Storage LP          COM UNIT LTD   693139107  8,104,000   336,000 SH       SOLE                  336,000
Plains All American Pipeline LP    UNIT LTD PARTN  726503105 84,623,000 1,345,000 SH       SOLE                1,345,000
Pioneer Natural Resources Comp
   Com Stk                               COM       723787107  3,252,000    50,000 SH       SOLE                   50,000
Proshares TR Ultrashort S&P 500   PSHS ULSHT SP500 74347R883  5,285,000   179,000 SH       SOLE                  179,000
Rosetta Resources Inc                    COM       777779307  2,060,000    88,000 SH       SOLE                   88,000
Regency Energy Partners, LP         COM UNITS LP   75885Y107 41,660,000 1,702,000 SH       SOLE                1,702,000
Targa Res Partners, LP                COM UNIT     87611X105 17,067,000   614,000 SH       SOLE                  614,000
Toreador Res Corp Com Stock              COM       891050106  1,061,000    95,000 SH       SOLE                   95,000
Transatlantic Petroleum Ltd              SHS       G89982105 12,407,000 4,192,000 SH       SOLE                4,192,000
Western Gas Partners LP            COM UNIT LP IN  958254104 23,787,000   878,000 SH       SOLE                  878,000
Williams Partners LP                 COM UNIT LP   96950F104 39,741,000   937,000 SH       SOLE                  937,000
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